Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of the defined benefit obligation	$ (5,561,999)		$ (5,411,069)
Fair value of plan assets	1,399,345		1,385,696
Funded status	(4,162,654)		(4,025,373)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (4,162,654)	$ (148,243)	$ (4,025,373)